Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,810.00
Total Offset Amount	11,020.00
Net Fee	$ 2,790.00
Final Prospectus	false